Bank borrowings (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Bank Borrowings
Banking borrowings	$ 4,404,704		¥ 30,000,000	¥ 30,000,000
Banking borrowings received	3,670,587	¥ 25,000,000
Repaid banking borrowings	$ 3,670,587	¥ 25,000,000